SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

31.	SUBSEQUENT EVENTS

The Company has assessed all events from March 31, 2026, up through the date that these consolidated financial statements are available to be issued, and there are no material subsequent events that require recognition or disclosure in these consolidated financial statements.